UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6385

        Nuveen Ohio Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         4/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO)
	April 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 5.1% (3.4% of Total Investments)
$ 8,450	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	$7,477,570
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
130	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	125,575
	Series 2002, 5.375%, 5/15/33

8,580	Total Consumer Staples			7,603,145

	Education and Civic Organizations – 15.2% (10.0% of Total Investments)
1,650	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	1,639,308
	2006, 5.000%, 7/01/41
1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series	10/13 at 100.00	AA	1,801,170
	2003, 5.125%, 10/01/24
1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa2	906,160
	2005, 5.000%, 12/01/29
2,420	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	AAA	2,445,144
	2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured
1,415	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004,	11/14 at 100.00	AA	1,469,860
	5.000%, 11/01/21
1,320	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/14 at 100.00	AAA	1,341,410
	2004, 5.000%, 12/01/25 – AMBAC Insured
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/11 at 100.00	Baa2	1,025,910
	2001, 5.500%, 12/01/15
1,500	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series	12/16 at 100.00	AAA	1,527,180
	2006, 5.000%, 12/01/44 – MBIA Insured
1,200	Ohio State University, General Receipts Bonds, Series 2002A, 5.125%, 12/01/31	12/12 at 100.00	Aa2	1,223,748
3,000	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/22	6/13 at 100.00	AA	3,180,840
1,510	University of Akron, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 1/01/21 –	1/13 at 100.00	AAA	1,549,381
	AMBAC Insured
850	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 –	6/13 at 100.00	A+	874,157
	FGIC Insured
	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D:
1,200	5.000%, 6/01/19 – AMBAC Insured	6/14 at 100.00	AAA	1,256,952
2,605	5.000%, 6/01/25 – AMBAC Insured	6/14 at 100.00	AAA	2,656,892

22,420	Total Education and Civic Organizations			22,898,112

	Health Care – 18.6% (12.3% of Total Investments)
2,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/09 at 101.00	Baa1	2,006,060
	Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/24
3,650	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	Baa3	3,417,678
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
1,000	Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System,	8/08 at 101.00	AAA	1,012,330
	Series 1997, 5.625%, 2/15/17 – MBIA Insured
2,000	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A,	7/13 at 100.00	AA–	2,085,340
	6.000%, 1/01/32
4,500	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center,	8/12 at 101.00	A	4,529,205
	Series 2002A, 5.625%, 8/15/32
1,000	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	988,430
	2005, 5.000%, 11/01/40 (WI/DD, Settling 5/01/08)
2,455	Hamilton County, Ohio, Revenue Bonds, Children’s Hospital Medical Center, Series 2004J,	5/14 at 100.00	Baa3	2,562,234
	5.250%, 5/15/16 – FGIC Insured
1,900	Lorain County, Ohio, Hospital Revenue Bonds, Catholic Healthcare Partners Inc, Series 2006H,	5/08 at 100.00	AAA	1,900,000
	3.950%, 2/01/29
785	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	788,556
	Inc., Series 2006, 5.250%, 5/15/21
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
2,500	5.000%, 5/01/30	5/14 at 100.00	AA	2,500,000
2,500	5.000%, 5/01/32	No Opt. Call	AA	2,489,600
830	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	855,008
	Obligated Group, Series 2000B, 6.375%, 11/15/30
1,200	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	1,122,672
	5.250%, 11/15/36
1,705	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series	10/11 at 101.00	AA	1,763,942
	2001, 5.750%, 10/01/21 – RAAI Insured

28,025	Total Health Care			28,021,055

	Housing/Multifamily – 7.7% (5.0% of Total Investments)
1,385	Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, S.E.M. Villa II Project,	8/08 at 100.00	Aaa	1,385,817
	Series 1994A, 5.950%, 2/20/30
915	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,	9/12 at 102.00	Aaa	915,430
	Livingston Park Apartments Project, Series 2002A, 5.350%, 9/20/27 (Alternative Minimum Tax)
	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,
	Longwood Phase One Associates LP, Series 2001A:
2,475	5.350%, 1/20/21 (Alternative Minimum Tax)	7/11 at 102.00	Aaa	2,504,898
2,250	5.450%, 1/20/31 (Alternative Minimum Tax)	7/11 at 102.00	Aaa	2,250,810
985	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	7/08 at 100.00	Aa2	984,970
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)
800	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aaa	784,240
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna
	Homes, Series 2006M:
800	4.450%, 10/01/09 (Alternative Minimum Tax)	No Opt. Call	Aaa	811,072
850	4.900%, 6/20/48 (Alternative Minimum Tax)	6/16 at 102.00	AAA	750,627
1,200	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	AAA	1,119,792
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)

11,660	Total Housing/Multifamily			11,507,656

	Housing/Single Family – 3.0% (2.0% of Total Investments)
1,535	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	9/08 at 102.00	Aaa	1,532,943
	Revenue Bonds, Series 1997B, 5.400%, 9/01/29 (Alternative Minimum Tax)
1,045	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	9/08 at 101.50	Aaa	1,050,957
	Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19 – FSA Insured (Alternative Minimum Tax)
2,000	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	1,884,320
	9/01/31 (Alternative Minimum Tax)

4,580	Total Housing/Single Family			4,468,220

	Industrials – 1.3% (0.9% of Total Investments)
530	Cleveland-Cuyahoga County Port Authority, Ohio, Bond Fund Program Development Revenue Bonds,	11/14 at 100.00	N/R	518,886
	Myers University, Series 2004E, 5.600%, 5/15/25
1,500	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and	8/08 at 102.00	AA–	1,531,965
	Emery Worldwide Airlines Inc. – Guarantors, Series 1998A, 5.625%, 2/01/18

2,030	Total Industrials			2,050,851

	Long-Term Care – 2.3% (1.5% of Total Investments)
4,100	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities	1/17 at 100.00	BBB	3,468,026
	Project, Series 2006A, 5.000%, 1/01/37

	Materials – 1.4% (0.9% of Total Investments)
2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	2,060,860
	4.500%, 12/01/15

	Tax Obligation/General – 38.5% (25.4% of Total Investments)
1,000	Ansonia Local School District, Darke County, Ohio, General Obligation Bonds, Series 2000,	12/10 at 102.00	Aaa	1,064,980
	5.500%, 12/01/22 – MBIA Insured
	Butler County, Ohio, General Obligation Bonds, Series 2002:
1,345	5.000%, 12/01/21 – MBIA Insured	12/12 at 100.00	Aaa	1,399,728
1,200	5.000%, 12/01/22 – MBIA Insured	12/12 at 101.00	Aaa	1,249,740
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aaa	1,541,355
	2005, 5.000%, 12/01/30 – FSA Insured
1,000	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 –	6/14 at 100.00	AAA	1,082,520
	AMBAC Insured
2,600	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 100.00	AAA	2,765,646
	5.250%, 6/01/21 – FSA Insured
1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/14 at 100.00	AAA	1,040,520
	2004, 5.000%, 12/01/22 – FSA Insured
1,200	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	1,260,048
1,000	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/19 – AMBAC Insured	6/14 at 100.00	AAA	1,078,150
1,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation	12/13 at 100.00	AAA	1,050,090
	Bonds, Series 2003, 5.000%, 12/01/22 – FSA Insured
1,000	Dublin, Ohio, Unlimited Tax Various Purpose Improvement Bonds, Series 2000A, 5.000%, 12/01/20	12/10 at 100.00	Aaa	1,037,130
1,195	Fairview Park City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aaa	1,229,404
	2005, 5.000%, 12/01/24 – MBIA Insured
1,840	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/28	12/17 at 100.00	AAA	1,921,126
1,300	Franklin County, Ohio, Limited Tax General Obligation Refunding Bonds, Series 1993,	12/08 at 102.00	AAA	1,341,652
	5.375%, 12/01/20
6,650	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%,	6/17 at 100.00	AAA	6,850,498
	12/01/34 – FSA Insured (UB)
125	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, Drivers 1766,	6/17 at 100.00	AAA	136,305
	9.570%, 12/01/34 – FSA Insured (IF)
1,850	Hilliard School District, Franklin County, Ohio, General Obligation Bonds, School	12/15 at 100.00	AAA	1,916,045
	Construction, Series 2005, 5.000%, 12/01/26 – MBIA Insured
3,000	Hilliard School District, Franklin County, Ohio, General Obligation Bonds, Series 2006A,	12/16 at 100.00	AAA	3,127,440
	5.000%, 12/01/25 – MBIA Insured
2,580	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	AAA	2,611,837
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – MBIA Insured
1,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aaa	1,204,753
	5.000%, 12/01/22 – MBIA Insured
800	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	AA–	832,104
	5.000%, 12/01/25 – FGIC Insured
2,000	Louisville City School District, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/29 –	12/11 at 100.00	A3	2,023,460
	FGIC Insured
505	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	526,659
	2006, 5.000%, 12/01/25 – FSA Insured
500	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aa1	515,820
	Series 2007, 5.000%, 12/01/31
1,515	Massillon City School District, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/21 –	12/12 at 100.00	Aaa	1,606,279
	MBIA Insured
640	New Albany Plain Local School District, Franklin County, Ohio, General Obligation Bonds,	6/12 at 100.00	N/R	686,502
	Series 2002, 5.500%, 12/01/17 – FGIC Insured
1,000	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	A	1,014,450
	5.000%, 12/01/28 – FGIC Insured
3,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/23	2/13 at 100.00	AA+	3,124,680
1,510	Painesville City School District, Ohio, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	A	1,569,132
	12/01/22 – FGIC Insured
1,155	Perry Local School District, Allen County, Ohio, General Obligation Bonds, Series 2001,	12/11 at 101.00	AAA	1,220,073
	5.250%, 12/01/25 – AMBAC Insured
280	Plain Local School District, Franklin and Licking Counties, Ohio, General Obligation Bonds,	6/11 at 100.00	Aa2	298,735
	Series 2000, 6.000%, 12/01/20 – FGIC Insured
1,445	Portage County, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/27 – FGIC Insured	12/11 at 100.00	AA	1,469,103
2,000	Strongsville, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/21 – FGIC Insured	12/11 at 100.00	Aa1	2,065,380
70	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series	6/08 at 101.00	Aa1	70,858
	1996, 5.950%, 12/01/21
	Warren City School District, Trumbull County, Ohio, General Obligation Bonds, Series 2004:
2,515	5.000%, 12/01/20 – FGIC Insured	6/14 at 100.00	AA	2,641,278
1,170	5.000%, 12/01/22 – FGIC Insured	6/14 at 100.00	AA	1,216,578
1,000	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%,	12/13 at 100.00	Aaa	1,019,960
	12/01/28 – MBIA Insured
1,000	Westlake, Ohio, Various Purpose General Obligation Improvement and Refunding Bonds, Series	12/08 at 101.00	Aaa	1,027,710
	1997, 5.550%, 12/01/17

55,650	Total Tax Obligation/General			57,837,728

	Tax Obligation/Limited – 12.6% (8.3% of Total Investments)
1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/25 –	6/14 at 100.00	AAA	1,390,019
	AMBAC Insured
3,000	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities	12/15 at 100.00	AAA	3,089,550
	Authority, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
1,085	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	A+	1,124,895
	5.000%, 12/01/18 – FGIC Insured
4,600	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 –	12/16 at 100.00	Aaa	4,702,902
	AMBAC Insured
1,000	Hudson City School District, Ohio, Certificates of Participation, Series 2004, 5.000%, 6/01/26 –	6/14 at 100.00	Aaa	1,007,780
	MBIA Insured
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds,
	Series 2001B:
1,000	5.500%, 10/01/15 – AMBAC Insured	4/12 at 100.00	AAA	1,070,470
1,000	5.500%, 10/01/17 – AMBAC Insured	4/12 at 100.00	AAA	1,070,470
800	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	826,888
	Series 2005A, 5.000%, 4/01/25 – FSA Insured
2,645	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/14 at 100.00	AAA	2,900,084
	Project, Series 2004A, 5.250%, 4/01/15 – MBIA Insured
1,000	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II,	6/13 at 100.00	AA	1,072,580
	5.000%, 6/01/16
3,430	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	757,241
	0.000%, 7/01/35 – AMBAC Insured

20,940	Total Tax Obligation/Limited			19,012,879

	Transportation – 3.5% (2.3% of Total Investments)
3,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%,	12/13 at 100.00	AA	3,015,720
	12/01/23 – RAAI Insured (Alternative Minimum Tax)
2,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	2,248,720

5,000	Total Transportation			5,264,440

	U.S. Guaranteed – 31.5% (20.8% of Total Investments) (4)
	Butler County, Ohio, General Obligation Judgment Bonds, Series 2002:
2,030	5.250%, 12/01/21 (Pre-refunded 12/01/12)	12/12 at 101.00	Aa2 (4)	2,248,915
2,140	5.250%, 12/01/22 (Pre-refunded 12/01/12)	12/12 at 101.00	Aa2 (4)	2,370,778
1,210	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 1999, 4.875%, 12/01/24	6/09 at 101.00	AAA	1,257,480
	(Pre-refunded 6/01/09) – AMBAC Insured
1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%,	No Opt. Call	A– (4)	1,101,480
	12/01/14 – XLCA Insured (ETM)
800	Franklin County, Ohio, First Mortgage Revenue, OCLC Inc. Project, Series 1979, 7.500%,	6/08 at 100.00	AAA	824,328
	6/01/09 (ETM)
2,000	Garfield Heights City School District, Cuyahoga County, Ohio, General Obligation School	12/11 at 100.00	Aaa	2,154,180
	Improvement Bonds, Series 2001, 5.000%, 12/15/26 (Pre-refunded 12/15/11) – MBIA Insured
1,000	Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series	10/08 at 101.00	BBB (4)	1,025,060
	1999A, 5.800%, 10/01/23 (Pre-refunded 10/01/08)
1,500	Hamilton County, Ohio, Sewer System Revenue and Improvement Bonds, Metropolitan Sewer District	6/10 at 101.00	AAA	1,616,040
	of Greater Cincinnati, Series 2000A, 5.750%, 12/01/25 (Pre-refunded 6/01/10) – MBIA Insured
1,000	Hilliard School District, Ohio, General Obligation School Improvement Bonds, Series 2000,	12/10 at 101.00	AA (4)	1,089,670
	5.750%, 12/01/24 (Pre-refunded 12/01/10) – FGIC Insured
2,000	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School	6/11 at 100.00	Aa2 (4)	2,143,980
	Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) –
	FGIC Insured
760	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	Baa3 (4)	827,298
	5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured
3,000	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series	4/10 at 101.00	A (4)	3,269,280
	1999, 6.750%, 4/01/18 (Pre-refunded 4/01/10)
1,260	Morgan Local School District, Morgan, Muskingum and Washington Counties, Ohio,	12/10 at 101.00	AA (4)	1,374,320
	Unlimited Tax General Obligation School Improvement Bonds, Series 2000, 5.750%,
	12/01/22 (Pre-refunded 12/01/10)
460	New Albany Plain Local School District, Franklin County, Ohio, General Obligation Bonds,	6/12 at 100.00	N/R (4)	505,333
	Series 2002, 5.500%, 12/01/17 (Pre-refunded 6/01/12) – FGIC Insured
4,315	Ohio Capital Corporation for Housing, FHA-Insured Section 8 Assisted Mortgage Loan Revenue	2/09 at 102.00	N/R (4)	4,522,724
	Refunding Bonds, Series 1999G, 5.950%, 2/01/24 (Pre-refunded 2/01/09)
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation
	Bonds, Series 2004A:
1,315	5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA (4)	1,463,582
3,380	5.250%, 12/01/24 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA (4)	3,761,906
6,000	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement	11/08 at 101.00	N/R (4)	6,156,960
	Bonds, Series 1998, 5.375%, 11/01/29 (Pre-refunded 11/01/08)
1,000	Princeton City School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	AAA	1,098,730
	5.000%, 12/01/30 (Pre-refunded 12/01/13) – MBIA Insured
1,670	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	1,836,649
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)
2,830	Springfield Township, Hamilton County, Ohio, Various Purpose Limited Tax General Obligation	12/11 at 100.00	Aa3 (4)	3,070,465
	Bonds, Series 2002, 5.250%, 12/01/27 (Pre-refunded 12/01/11)
1,500	Steubenville, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Trinity	10/10 at 100.00	A3 (4)	1,635,420
	Health System, Series 2000, 6.375%, 10/01/20 (Pre-refunded 10/01/10)
2,000	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose	6/11 at 100.00	AAA	2,136,640
	General Obligation Bonds, Series 2001, 5.000%, 12/01/27 (Pre-refunded 6/01/11) – MBIA Insured

44,170	Total U.S. Guaranteed			47,491,218

	Utilities – 8.0% (5.2% of Total Investments)
4,000	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	Aaa	4,116,480
	Series 2002, 5.000%, 2/15/22 – MBIA Insured
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
2,105	0.000%, 11/15/32 – MBIA Insured	No Opt. Call	AAA	576,139
2,155	0.000%, 11/15/34 – MBIA Insured	No Opt. Call	AAA	526,617
3,000	Ohio Air Quality Development Authority, Revenue Bonds, JMG Funding Limited Partnership	10/08 at 101.00	Aaa	3,011,160
	Project, Series 1997, 5.625%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)
800	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	No Opt. Call	AAA	254,248
	Hydroelectric Project – Joint Venture 5, Series 2001, 0.000%, 2/15/29 – MBIA Insured
2,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	AAA	2,052,820
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/20 – AMBAC Insured
1,500	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	1,429,065
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

15,560	Total Utilities			11,966,529

	Water and Sewer – 3.0% (2.0% of Total Investments)
430	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	Aaa	440,514
	AMBAC Insured
1,000	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	1,125,600
	1993G, 5.500%, 1/01/21 – MBIA Insured
40	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	7/08 at 100.00	AAA	40,064
	1996H, 5.750%, 1/01/26 – MBIA Insured
1,220	Hamilton, Ohio, Wastewater System Revenue Bonds, Series 2005, 5.250%, 10/01/22 – FSA Insured	10/15 at 100.00	Aaa	1,298,653
1,500	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water	6/15 at 100.00	AAA	1,564,425
	Quality Project, Series 2005B, 5.000%, 6/01/25

4,190	Total Water and Sewer			4,469,256

$ 228,905	Total Investments (cost $224,825,112) – 151.7%			228,119,975

	Floating Rate Obligations – (2.9)%			(4,435,000)

	Other Assets Less Liabilities – 2.4%			3,685,805

	Preferred Shares, at Liquidation Value – (51.2)% (5)			(77,000,000)

	Net Assets Applicable to Common Shares – 100%			$150,370,780

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. During March 2008, at least one rating agency reduced the rating for
AMBAC-insured and MBIA-insured bonds to AA and at least one rating agency further reduced the ratings for FGIC-insured and XLCA-insured bonds to BB. Subsequent to April 30, 2008, and at the time this report was prepared, at least one rating agency further reduced the rating for CIFG-insured bonds to BB and MBIA-insured bonds to A. As of April 30, 2008, at least one rating agency has placed XLCA-insured bonds on “negative credit watch” and one or more rating agencies have placed each of these insurers on
“negative outlook”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (33.8)%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2008, the cost of investments was $220,299,724.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 6,461,308
Depreciation	(3,076,230)

Net unrealized appreciation (depreciation) of investments	$ 3,385,078

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Quality Income Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         June 27, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        June 27, 2008